UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23266

AIP ALTERNATIVE LENDING FUND P

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400
West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (800) 421-7572

Kara Fricke, Esq.
Morgan Stanley Investment Management Inc.
1633 Broadway
New York, New York 10019

(Name and address of agent for service)

COPY TO:

Allison M. Fumai, Esq.
DECHERT LLP
1095 Avenue of the Americas
New York, NY 10036-6797
(212) 698-3500

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVE INVESTMENT PARTNERS
AIP ALTERNATIVE LENDING FUND P Financial Statements (Unaudited) For the Period From October 1, 2023 to March 31, 2024

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Financial Statements (Unaudited)
For the Period From October 1, 2023 to March 31, 2024

Unaudited consolidated financial statements for AIP Alternative Lending Fund A for the period from October 1, 2023 to March 31, 2024 are attached to these financial statements and are an integral part thereof.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Assets and Liabilities (Unaudited)
March 31, 2024

Assets
Investment in AIP Alternative Lending Fund A, at fair value (cost $628,134,308)	$601,337,709
Cash and cash equivalents	1,691,292
Redemption receivable from AIP Alternative Lending Fund A	41,541,016
Distribution receivable from AIP Alternative Lending Fund A	9,773,422
Dividends receivable	7,962
Other assets	14,789
Total assets	654,366,190
Liabilities
Payable for share repurchases	41,541,016
Distribution payable to shareholders	3,760,516
Shareholder servicing fees payable	813,699
Subscriptions received in advance	100,000
Accrued expenses and other liabilities	236,352
Total liabilities	46,451,583
Net assets	$607,914,607
Net assets consist of:
Net capital	$586,699,033
Total distributable earnings (loss)	21,215,574
Net assets	$607,914,607
Net asset value per share:
656,882.341 shares issued and outstanding, no par value, 2,000,000 registered shares	$925.45
Maximum offering price per share ($925.45 plus sales load of 3% of net asset value per share)	$953.21

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
1

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Operations (Unaudited)
For the Period From October 1, 2023 to March 31, 2024

Investment Income
Dividend income from investment in AIP Alternative Lending Fund A	$23,321,671
Dividend income	35,499
Total investment income	23,357,170
Expenses
Shareholder servicing fees	2,496,305
Transfer agent fees	469,869
Professional fees	107,100
Registration fees	26,217
Accounting and administration fees	10,000
Custody fees	4,275
Other expenses	60,000
Total expenses	3,173,766
Net investment income (loss)	20,183,404
Realized and unrealized gain (loss) from investment in AIP Alternative Lending Fund A
Realized gain (loss) on investment in AIP Alternative Lending Fund A	(18,143,961)
Net change in unrealized appreciation/depreciation on investment in AIP Alternative Lending Fund A	(3,711,803)
Net realized and unrealized gain (loss) from investments	(21,855,764)
Net increase (decrease) in net assets resulting from operations	$(1,672,360)

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
2

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statements of Changes in Net Assets

For the Year Ended September 30, 2023
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(6,851,767)
Net realized gain (loss) on investment in AIP Alternative Lending Fund A	12,445,367
Net change in unrealized appreciation/depreciation on investment in AIP Alternative Lending Fund A	(18,577,567)
Net increase (decrease) in net assets resulting from operations	(12,983,967)
Distributions to shareholders from:
Distributions in excess of distributable earnings	(46,712,985)
Total distributions	(46,712,985)
Shareholder transactions:
Subscriptions (representing 24,172.643 shares)	24,385,824
Distributions reinvested (representing 29,641.346 shares)	29,247,069
Repurchases (representing 143,094.189 shares)	(140,832,244)
Net increase (decrease) in net assets from shareholder transactions	(87,199,351)
Total increase (decrease) in net assets	(146,896,303)
Net assets, beginning of year (representing 806,145.500 shares)	832,111,893
Net assets, end of year (representing 716,865.300 shares)	$685,215,590
For the Period from October 1, 2023 to March 31, 2024 (Unaudited)
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$20,183,404
Net realized gain (loss) on investment in AIP Alternative Lending Fund A	(18,143,961)
Net change in unrealized appreciation/depreciation on investment in AIP Alternative Lending Fund A	(3,711,803)
Net increase (decrease) in net assets resulting from operations	(1,672,360)
Distributions to shareholders from:
Distributions from earnings	(20,006,150)
Total distributions	(20,006,150)
Shareholder transactions:
Subscriptions (representing 1,787.747 shares)	1,685,000
Distributions reinvested (representing 13,275.510 shares)	12,346,756
Repurchases (representing 75,046.216 shares)	(69,654,229)
Net increase (decrease) in net assets from shareholder transactions	(55,622,473)
Total increase (decrease) in net assets	(77,300,983)
Net assets, beginning of period (representing 716,865.300 shares)	685,215,590
Net assets, end of period (representing 656,882.341 shares)	$607,914,607

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
3

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Cash Flows (Unaudited)
For the Period From October 1, 2023 to March 31, 2024

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(1,672,360)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Realized gain (loss) on investment in AIP Alternative Lending Fund A	18,143,961
Net change in unrealized appreciation/depreciation on investment in AIP Alternative Lending Fund A	3,711,803
Purchase of investment in AIP Alternative Lending Fund A	(9,649,369)
Sale of investment in AIP Alternative Lending Fund A	71,519,445
(Increase) decrease in redemption receivable from AIP Alternative Lending Fund A	(10,352,849)
(Increase) decrease in distribution receivable from AIP Alternative Lending Fund A	(5,680,884)
(Increase) decrease in dividends receivable	(5,158)
(Increase) decrease in other assets	14,855
Increase (decrease) in shareholder servicing fees payable	(85,436)
Increase (decrease) in accrued expenses and other liabilities	(11,633)
Net cash provided by (used in) operating activities	65,932,375
Cash flows from financing activities
Subscriptions	1,685,000
Increase (decrease) in subscriptions received in advance	(260,000)
Distributions	(20,006,150)
Increase (decrease) in distributions payable to shareholders	(332,022)
Reinvestments	12,346,756
Repurchases	(69,654,229)
Increase (decrease) in payable for share repurchases	11,084,373
Net cash provided by (used in) financing activities	(65,136,272)
Net change in cash and cash equivalents	796,103
Cash and cash equivalents at beginning of period	895,189
Cash and cash equivalents at ending of period	$1,691,292
Supplemental disclosure of cash flow and non-cash information:
Distributions reinvested	$12,346,756
Distributions reinvested in AIP Alternative Lending Fund A	$9,649,369

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
4

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited)
March 31, 2024

1.  Organization

AIP Alternative Lending Fund P (the "Fund") was organized under the laws of the State of Delaware as a statutory trust on June 14, 2017. The Fund commenced operations on October 1, 2018 and operates pursuant to an Agreement and Declaration of Trust (the "Trust Deed"). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as such requirements are described in Note 2. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a "Feeder" fund in a "Master-Feeder" structure whereby the Fund invests substantially all of its assets in AIP Alternative Lending Fund A (the "Master Fund"). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified management investment company (notwithstanding its compliance with Subchapter M diversification requirements).

The Master Fund's investment objective is to seek to provide total return with an emphasis on current income. The Fund invests substantially all of its assets in the Master Fund, which has the same investment objective and strategies as the Fund. The Master Fund seeks to achieve its investment objective by investing, primarily through the Trusts (as defined below), in alternative lending securities that generate interest or other income streams that the Adviser (as defined below) believes offer access to credit risk premium. Alternative lending securities include loans originated through non-traditional, or alternative, lending platforms ("Platforms") ("Loans") or alternative lending securities that provide the Master Fund with exposure to such instruments ("Securities"), collectively referred to as "Investments". Investments also may include both rated senior classes of asset-backed securities as well as unrated subordinated interests in pools of alternative lending loans or securitizations and publicly or privately offered equity or debt securities, including warrants of Platforms or companies that own or operate Platforms.

As of March 31, 2024, the Fund had a 36.03% ownership interest in the Master Fund. The consolidated financial statements of the Master Fund, including the Consolidated Condensed Schedule of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.

The Master Fund generally invests in Loans through MPLI Capital Holdings, MPLI Capital Holdings II, MPLI Capital Holdings III and MPLI Capital Holdings IV (the "Trusts"), all of which are wholly-owned subsidiary trusts of the Master Fund. MPLI Capital Holdings was organized under the laws of the State of Delaware as a statutory trust on May 10, 2018. MPLI Capital Holdings II was organized under the laws of the State of Delaware as a statutory trust on November 5, 2021. MPLI Capital Holdings III was organized under the laws of the State of Delaware as a statutory trust on August 23, 2022. MPLI Capital Holdings IV was organized under the laws of the State of Delaware as a statutory trust on August 23, 2022. Wilmington Savings Fund Society, FSB, serves as the trustee of the Trusts. The Trusts operate pursuant to separate trust agreements in order to achieve the Master Fund's investment objective, as described above.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
5

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

1.  Organization (continued)

Morgan Stanley AIP GP LP (the "Adviser") serves as the Master Fund's investment adviser. The Adviser is a limited partnership formed under the laws of the State of Delaware and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an affiliate of Morgan Stanley and is responsible for providing day-to-day investment management services to the Master Fund, subject to the supervision of the Master Fund's Board of Trustees (each member a "Trustee" and, collectively, the "Board"). The Fund's Adviser and Board are the same as the Master Fund's.

The Board has overall responsibility for monitoring and overseeing the Adviser's implementation of the Fund's operations and investment program. A majority of the Trustees are not "interested persons" (as defined by the 1940 Act) of the Fund or the Adviser. The same Trustees also serve as the Master Fund's Board.

2.  Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies," for the purpose of financial reporting. The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund's financial statements are stated in United States dollars.

Investment in the Fund

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the "Distributor") up to 2,000,000 shares of beneficial interest ("Shares"). The initial closing date ("Initial Closing Date") for the public offering of Shares was October 1, 2018. Shares were offered during an initial public offering period which ended on the Initial Closing Date at an initial offering price of $1,000 per Share and have been offered in a continuous offering thereafter at the Fund's then current net asset value per Share. The Distributor may enter into selected dealer agreements with various brokers and dealers (in such capacity, "Service Agents") that have agreed to participate in the distribution of the Fund's Shares. The Distributor is an affiliate of the Adviser and may be affiliated with one of more Service Agents. Shares may be purchased as of the first business day of each month at the Fund's then current net asset value ("NAV") per Share, plus any applicable sales load from the Distributor and/or Service Agent. Investors purchasing Shares in the Fund ("Shareholders") may be charged a sales load of up to 3% of the amount of the investor's purchase. The Distributor and/or a Service Agent may, in its discretion, waive the sales load for certain investors.

Shares are to be sold only to investors that represent that they are "accredited investors" within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The Distributor and/or any Service Agent may impose additional eligibility requirements for investors who purchase Shares

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
6

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Investment in the Fund (continued)

through the Distributor or such Service Agent. The minimum initial investment in the Fund by any investor is $25,000, and the minimum additional investment in the Fund by any investor is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain individual investors or classes of investors.

The Fund may, from time to time, offer to repurchase Shares pursuant to written tenders by Shareholders, and each such repurchase offer will generally be conducted in parallel with similar repurchase offers made by the Master Fund with respect to Shares of the Master Fund. Each such similar offer by the Master Fund with respect to Shares of the Master Fund will generally apply to between 5% to 25% of the net assets of the Master Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Master Fund should offer to repurchase Shares, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Master Fund offers to repurchase Shares from Shareholders quarterly, with such repurchases to occur as of each March 31, June 30, September 30 and December 31. Each repurchase offer will generally commence approximately 90 days prior to the applicable repurchase date.

The Master Fund has no obligation to repurchase Shares at any time; however, in the event that it does repurchase Shares, there is no guarantee that the Master Fund will offer to repurchase Shares in an amount exceeding 5% of its net assets.

If a repurchase offer is oversubscribed by Shareholders who tender Shares, the Master Fund may repurchase a pro rata portion of the Shares tendered by each Shareholder, extend the repurchase offer, or take any other action with respect to the repurchase offer permitted by applicable law. Accordingly, Shareholders who tender shares may not have the total amount of those Shares repurchased by the Master Fund in a given period or over multiple periods. The Master Fund also has the right to repurchase all of a Shareholder's Shares at any time if, for any reason, the aggregate value of such Shareholder's Shares is, at the time of such compulsory repurchase, less than the minimum initial investment applicable for the Master Fund. In addition, the Master Fund has the right to repurchase Shares of Shareholders if the Master Fund determines that the repurchase is in the best interest of the Master Fund or upon the occurrence of certain events specified in the Master Fund's Agreement and Declaration of Trust.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value, which is represented by the Fund's proportionate interest in the net assets of the Master Fund as of March 31, 2024. Valuation of Loans and Securities held by the Master Fund, including the Master Fund's disclosure of Investments under the three- tier hierarchy, is discussed in the notes to the Master Fund's consolidated financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The consolidated financial statements of the Master Fund, which are attached, are an integral part of these financial statements.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
7

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Investment in the Master Fund (continued)

Refer to the accounting policies disclosed in the consolidated financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. As of March 31, 2024, cash equivalents included investments in money market funds valued at $1,691,292. The Fund may maintain cash held on deposit at one or more financial institutions. The Fund is subject to credit risk should a financial institution be unable to fulfill its obligations.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. The changes in fair value of the investment in the Master Fund are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gain (loss) from investment in the Master Fund is calculated using specific identification.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net realized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of March 31, 2024. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction. Each of the four open tax years through the year ended September 30, 2023 remains subject to examination by major taxing authorities.

As of March 31, 2024, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$628,134,308
Gross tax unrealized appreciation	—
Gross tax unrealized depreciation	(26,796,599)
Net tax unrealized appreciation/depreciation on investments	$(26,796,599)

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
8

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Income Taxes (continued)

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to tax mark-to-market adjustments.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during the years ended September 30, 2023 was as follows:

September 30, 2023
Distributions paid from:
In excess of distributable earnings	$46,712,985
Total	$46,712,985

The amount and character of income and gains due to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets as of March 31, 2024.

Distribution of Income and Gains

The Fund declares and pays distributions of all or a portion of its net investment income on a quarterly basis. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The Master Fund intends to be treated as a dealer in securities within the meaning of Section 475 of the Code and anticipates marking to market eligible the Investments it holds at the close of each taxable year. Any gain or loss deemed realized under the mark to market rules will likely be ordinary.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in the Master Fund, which invests in Investments that are treated as indebtedness for U.S. tax purposes. As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the "DRIP"), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends, and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elected to receive all income, dividends, and capital gain distributions in cash.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
9

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

3.  Subscriptions Received in Advance

Subscriptions received in advance represent cash proceeds received by the Fund prior to year-end related to Shareholder subscriptions to be made effective April 1, 2024. As March 31, 2024, the Fund had subscriptions received in advance of $100,000.

4.  Management Fee, Related Party Transactions and Other

The Fund bears all expenses incurred in the business of the Fund, as well as indirectly its pro rata portion of all expenses incurred by the Master Fund and certain ongoing costs associated with the Fund's continuous offering. The Fund does not pay the Adviser a management fee; however, as a holder of Shares of the Master Fund, the Fund and its Shareholders are indirectly subject to the management fees to be charged to the Master Fund by the Adviser.

The Adviser has agreed, during the term of the investment advisory agreement, to waive fees and/or reimburse the Master Fund to the extent that the ordinary operating expenses incurred by the Master Fund in any calendar year exceed 2.00% of the Master Fund's average annual Managed Assets (as defined below), calculated as of the end of each calendar month. Ordinary operating expenses exclude platform fees, borrowing costs, certain investment related expenses, and extraordinary expenses. "Managed Assets" means the total assets of the Master Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Master Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes).

The Adviser has agreed, during the term of the investment advisory agreement, to reimburse the Fund to the extent that the ordinary expenses incurred by the Fund in any calendar year exceed 1.00% of the Fund's average annual net assets, calculated as of the end of each calendar month. Ordinary expenses exclude (i) the Fund's proportionate share of the management fees paid to the Adviser by the Master Fund, (ii) the Fund's proportionate share of the other expenses of the Master Fund, and (iii) the Fund's extraordinary expenses (i.e. expenses incurred by the Fund outside the of the ordinary course of business, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for a meeting of Shareholders, taking into account any expense waivers). For the period from October 1, 2023 to March 31, 2024, the Adviser did not reimburse the Fund as the ordinary operating expenses were below 1.00% of the Fund's average annual net assets.

The Fund pays the Distributor, and the Distributor pays each Service Agent, a monthly distribution and shareholder servicing fee of up to 0.0625% (0.75% on an annualized basis) of the NAV of the outstanding Shares attributable to the clients of the Service Agent who are invested in the Fund through the Service Agent. In exchange for this fee, the Service Agent provides distribution, marketing and/or sales support services. In addition, each Service Agent provides shareholder services such as assisting in establishing and maintaining accounts and records relating to clients that invest in Shares, responding to client inquiries relating to the services performed by the Service Agent, responding to routine inquiries from clients concerning their investments in Shares, assisting clients in changing account designations and addresses, assisting in processing client repurchase requests and providing such other similar services as permitted under applicable statutes,

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
10

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

4.  Management Fee, Related Party Transactions and Other (continued)

rules and regulations. For the period from October 1, 2023 to March 31, 2024, the Fund incurred shareholder servicing fees of $2,496,305, of which $813,699 was payable as of March 31, 2024.

U.S. Bancorp Fund Services, LLC ("USBFS") provides accounting and administrative services to the Fund. Under an administrative services agreement, USBFS is paid an administrative fee, computed and payable monthly at an annual rate based on the aggregate monthly total assets of the Fund.

U.S. Bank National Association ("USB N.A.") serves as the custodian to the Fund. Under a custody services agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held by the Fund.

UMB Fund Services, Inc. serves as the Fund's transfer agent. Transfer agent fees are payable monthly based on an annual base fee, annual per Shareholder account charges, and out-of-pocket expenses incurred by the transfer agent on the Fund's behalf.

5.  Market Risk

The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
11

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

6.  Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders.

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
For a share outstanding throughout the period:
Net asset value, beginning of period	$955.85	$1,032.21	$1,102.61	$1,014.81	$1,019.36	$1,000.00
From investment operations:
Net investment income (loss) (a)	28.48	(8.79)	5.65	182.01	46.27	74.26
Net realized and unrealized gain (loss) from investments	(30.56)	(7.52)	(5.62)	132.04	5.07	8.07
Net increase (decrease) resulting from investment operations	(2.08)	(16.31)	0.03	314.05	51.34	82.33
Distributions to shareholders from:
Net investment income	(28.32)	—	(7.62)	(141.34)	(47.51)	(62.97)
Realized gains	—	—	(3.57)	(84.91)	—	—
Return of capital	—	(60.05)	(59.24)	—	(8.38)	—
Total distributions to shareholders	(28.32)	(60.05)	(70.43)	(226.25)	(55.89)	(62.97)
Net asset value, end of period	$925.45	$955.85	$1,032.21	$1,102.61	$1,014.81	$1,019.36
Total return (b)	(0.21%)	(1.63%)	(0.07%)	32.76%	5.24%	8.49%
Ratios to average net assets (annualized for periods less than one year):
Total expenses before expense waivers and reimbursements (c)	6.97%	6.24%	3.14%	3.07%	4.85%	4.30%
Total expenses after expense waivers and reimbursements (c)	6.97%	6.24%	3.14%	3.07%	4.85%	4.21%
Net investment income (loss) (d)	25.37%	19.62%	14.44%	12.34%	18.78%	17.06%
Portfolio turnover (e)	1.40%	2.26%	10.80%	60.96%	33.85%	26.54%
Net assets, end of period (000s)	$607,915	$685,216	$832,112	$521,760	$183,712	$137,261

(a)  Calculated based on average shares outstanding methodology during the period and excludes net investment income allocated from the Master Fund.

(b)  Total return assumes a subscription of a Share at the beginning of the period, reinvestment of all distributions during the period, and sale of the share on the last day of the period, but does not reflect the impact of the sales load, if any, uncurred when the Share was purchased. Not annualized for periods less than one year.

(c)  Includes net expenses of the Master Fund.

(d)  Includes income and expenses of the Master Fund adjusted for distributions paid to the Fund.

(e)  The portfolio turnover rate reflects investment activity of the Master Fund. Not annualized for periods less than one year.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
12

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

7.  Financial Highlights (continued)

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder's return and ratios may vary from these returns and ratios due to the timing of Share transactions.

8.  Subsequent Events

Unless otherwise stated throughout the Notes to the Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements through the date the financial statements were available to be issued.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
13

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund's first and third fiscal quarters on Form N-PORT. The Fund's Forms N-PORT are available on the Securities and Exchange Commission's website at http://www.sec.gov and Morgan Stanley's public website, www.morganstanley.com/im/shareholderreports. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

14

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P

100 Front Street, Suite 400
West Conshohocken, PA 19428

Trustees

W. Allen Reed, Chairperson of the Board and Trustee
Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manual H. Johnson
Michael F. Klein
Patricia A. Maleski

Officers

John H. Gernon, President and Principal Executive Officer
Christopher Auffenberg, Vice President
Michael J. Key, Vice President
Deidre Downes, Chief Compliance Officer
Francis J. Smith, Treasurer and Principal Financial Officer
Mary E. Mullin, Secretary and Chief Legal Officer

Master Fund's Investment Adviser

Morgan Stanley AIP GP LP
100 Front Street, Suite 400
West Conshohocken, PA 19428

Administrator and Fund Accounting Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, MK-WI-S302
Milwaukee, WI 53212

Transfer Agent

UMB Fund Services, Inc.
235 W Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square
Suite 700
2005 Market Street

Philadelphia, PA 19103

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Morgan, Lewis and Bockius LLP
One State Street
Hartford, CT 06103

15

ALTERNATIVE INVESTMENT PARTNERS
AIP ALTERNATIVE LENDING FUND A Consolidated Financial Statements (Unaudited) For the Period From October 1, 2023 to March 31, 2024

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Financial Statements (Unaudited)
For the Period From October 1, 2023 to March 31, 2024

Contents

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities	1
Consolidated Statement of Operations	2
Consolidated Statements of Changes of Net Assets	3
Consolidated Statement of Cash Flows	4
Consolidated Condensed Schedule of Investments	5
Notes to Consolidated Financial Statements	8
Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)	22
Quarterly Portfolio Schedule (Unaudited)	22

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statement of Assets and Liabilities (Unaudited)
March 31, 2024

Assets
Investments in loans, at fair value (cost $2,563,613,518)	$2,192,932,622
Investments in securities, at fair value (cost $19,250,886)	2,340,957
Cash and cash equivalents	173,439,450
Restricted cash	46,649,506
Interest receivable	34,630,070
Paydown receivable	9,444,774
Incentive fees receivable	1,573,962
Receivable for fund investments sold	1,360,299
Other assets	1,997,597
Total assets	2,464,369,237
Liabilities
Lines of credit payable	635,000,000
Payable for share repurchases	125,619,670
Distribution payable	24,348,079
Interest payable	4,042,141
Management fees payable	3,050,651
Loan servicing fees payable	1,491,161
Accrued expenses and other liabilities	1,870,144
Total liabilities	795,421,846
Net assets	$1,668,947,391
Net assets consist of:
Net capital	$1,744,335,273
Total distributable earnings (loss)	(75,387,882)
Net assets	$1,668,947,391
Net asset value per share:
1,803,419.033 shares issued and outstanding, no par value, 3,500,000 registered shares	$925.44

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statement of Operations (Unaudited)
For the Period From October 1, 2023 to March 31, 2024

Investment Income
Interest income	$231,839,752
Dividend income	4,261,309
Other income	9,307,656
Total investment income	245,408,717
Expenses
Interest expense	26,053,024
Loan servicing fees	16,091,656
Management fees	9,614,165
Credit facility expenses	1,634,756
Accounting and administration fees	813,059
Valuation agent fees	565,310
Professional fees	420,350
Custody fees	401,927
Transfer agent fees	167,752
Trustees fees	60,500
Registration expenses	22,907
Other expenses	252,689
Total expenses	56,098,095
Net investment income (loss)	189,310,622
Realized and unrealized gain (loss) from investments
Net realized gain (loss) on investments in loans	(215,739,130)
Net realized gain (loss) on investments	(215,739,130)
Net change in unrealized appreciation/depreciation on investments in loans	33,515,751
Net change in unrealized appreciation/depreciation on investments in securities	(3,116,490)
Net change in unrealized appreciation/depreciation on investments	30,399,261
Net realized and unrealized gain (loss) from investments	(185,339,869)
Net increase (decrease) in net assets resulting from operations	$3,970,753

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statements of Changes in Net Assets

For the year ended September 30, 2023
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$452,861,103
Net realized gain (loss) from investments	(369,095,757)
Net change in unrealized appreciation/depreciation on investments	(101,340,664)
Net increase (decrease) in net assets resulting from operations	(17,575,318)
Distributions to shareholders from:
Distributions in excess of distributable earnings	(155,605,843)
Total distributions	(155,605,843)
Shareholder transactions:
Subscriptions (representing 130,580.988 shares)	130,224,323
Distributions reinvested (representing 77,724.441 shares)	76,969,149
Repurchases (representing 550,413.090 shares)	(544,727,282)
Net increase (decrease) in net assets from shareholder transactions	(337,533,810)
Total increase (decrease) in net assets	(510,714,971)
Net assets, beginning of year (representing 2,360,763.091 shares)	2,440,812,659
Net assets, end of year (representing 2,018,655.430 shares)	$1,930,097,688
For the Period from October 1, 2023 to March 31, 2024 (Unaudited)
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$189,310,622
Net realized gain (loss) from investments	(215,739,130)
Net change in unrealized appreciation/depreciation on investments	30,399,261
Net increase (decrease) in net assets resulting from operations	3,970,753
Distributions to shareholders from:
Distributions from earnings	(65,358,852)
Total distributions	(65,358,852)
Shareholder transactions:
Subscriptions (representing 589.104 shares)	550,000
Distributions reinvested (representing 24,043.107 shares)	22,395,695
Repurchases (representing 239,868.608 shares)	(222,707,893)
Net increase (decrease) in net assets from shareholder transactions	(199,762,198)
Total increase (decrease) in net assets	(261,150,297)
Net assets, beginning of period (representing 2,018,655.430 shares)	1,930,097,688
Net assets, end of period (representing 1,803,419.033 shares)	$1,668,947,391

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statement of Cash Flows (Unaudited)
For the Period From October 1, 2023 to March 31, 2024

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$3,970,753
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments	215,739,130
Net change in unrealized appreciation/depreciation on investments	(30,399,261)
Purchases of investments in loans	(487,791,867)
Proceeds from principal payments from investments in loans	649,174,166
Proceeds from principal payments from investments in securities	998,430
Proceeds from sales of investments in loans	33,432,940
Amortization of premium	17,059
(Increase) decrease in interest receivable	6,361,241
(Increase) decrease in other assets	(115,689)
(Increase) decrease in paydown receivable	(2,420,633)
(Increase) decrease in incentive fees receivable	(30,298)
(Increase) decrease in receivable for fund investments sold	(1,219,814)
Increase (decrease) in payable for purchases of investments in loans	(1,064,579)
Increase (decrease) in interest payable	(821,651)
Increase (decrease) in loan servicing fees payable	(313,502)
Increase (decrease) in management fees payable	(457,161)
Increase (decrease) in accrued expenses and other liabilities	(999,158)
Net cash provided by (used in) operating activities	384,060,106
Cash flows from financing activities
Repayments on lines of credit	(100,000,000)
Subscriptions	550,000
Distributions	(65,358,852)
Increase (decrease) in distribution payable	4,098,319
Reinvestments	22,395,695
Repurchases	(222,707,893)
Increase (decrease) in payable for share repurchases	24,035,586
Net cash provided by (used in) financing activities	(336,987,145)
Net change in cash, cash equivalents, restricted cash and deposits for issuing loans	47,072,961
Cash, cash equivalents, restricted cash, and deposits for issuing loans at beginning of period	173,015,995
Cash, cash equivalents, restricted cash, and deposits for issuing loans at end of period	$220,088,956
Supplemental disclosure of cash flow and non-cash information:
Cash paid during the period for interest	$26,874,675
Distributions reinvested	$22,395,695

The following tables provides a reconciliation of cash, cash equivalents, restricted cash, and deposits for issuing loans reported within the Consolidated Statement of Assets and Liabilities that sum to the total of the same amount above as of March 31, 2024:

Cash and cash equivalents	$173,439,450
Restricted cash	46,649,506
Total cash and cash equivalents, restricted cash, and deposits for issuing loans as of March 31, 2024	$220,088,956

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Condensed Schedule of Investments (Unaudited)
March 31, 2024

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
LOANS – 131.40% (a)
Consumer Loans – 122.83%
United States – 122.83%
Total Consumer Loans, 19.39%. 11/01/2020 - 3/31/2061 (b)(c)(d)	Lending Club, Lending Point, Marlette, Prosper, SoFi, Upgrade, Upstart		$2,398,033,355	$2,398,088,480	$2,049,904,760
Small Business Loans – 8.57%
United States – 8.57%
7576700, 4.64%, 9/08/2025 (e)	Square	3/12/2024	109,081	101,963	102,188
7632150, 4.64%, 9/27/2025 (e)	Square	3/29/2024	103,970	97,186	97,208
7607677, 4.92%, 9/19/2025 (e)	Square	3/21/2024	104,127	96,948	97,038
7574006, 4.64%, 9/07/2025 (e)	Square	3/11/2024	101,753	95,113	95,324
7628424, 4.64%, 9/26/2025 (e)	Square	3/28/2024	100,800	94,222	94,249
7560562, 4.64%, 9/04/2025 (e)	Square	3/06/2024	98,932	92,476	92,738
7632926, 4.64%, 9/27/2025 (e)	Square	3/29/2024	98,246	91,835	91,856
7490265, 4.66%, 8/13/2025 (e)	Square	2/15/2024	97,376	91,022	91,712
7450337, 4.66%, 7/30/2025 (e)	Square	2/01/2024	97,043	90,710	91,348
7586714, 4.64%, 9/12/2025 (e)	Square	3/14/2024	97,457	91,097	91,251
7458256, 4.94%, 8/01/2025 (e)	Square	2/05/2024	94,630	88,105	89,270
7589743, 5.43%, 9/13/2025 (e)	Square	3/15/2024	95,303	88,112	87,671
7528681, 5.38%, 8/23/2025 (e)	Square	2/27/2024	89,746	83,047	84,381
7610740, 4.92%, 9/20/2025 (e)	Square	3/22/2024	90,432	84,196	84,251
7549147, 4.66%, 8/29/2025 (e)	Square	3/04/2024	89,582	83,736	84,198
7547603, 5.19%, 8/29/2025 (e)	Square	3/04/2024	89,122	82,687	83,591
7611793, 5.36%, 9/20/2025 (e)	Square	3/22/2024	89,212	82,553	82,595
7468561, 5.19%, 8/06/2025 (e)	Square	2/08/2024	86,640	80,384	81,346
7353641, 4.65%, 6/25/2025 (e)	Square	12/28/2023	85,228	79,667	80,538
7449953, 4.94%, 7/30/2025 (e)	Square	2/01/2024	85,330	79,446	80,214
7564810, 5.36%, 9/05/2025 (e)	Square	3/07/2024	86,502	80,046	80,165
7514344, 4.94%, 8/20/2025 (e)	Square	2/22/2024	83,972	78,182	79,116
7474001, 4.94%, 8/07/2025 (e)	Square	2/09/2024	86,496	80,532	79,028
7619596, 5.36%, 9/22/2025 (e)	Square	3/26/2024	84,956	78,615	78,622
7471630, 5.57%, 8/07/2025 (e)	Square	2/09/2024	82,936	76,545	78,281
7583011, 5.17%, 9/11/2025 (e)	Square	3/13/2024	83,783	77,733	77,767

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Condensed Schedule of Investments (Unaudited) (continued)
March 31, 2024

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
LOANS (continued)
Small Business Loans – 8.57%
United States (continued)
7442146, 4.66%, 7/27/2025 (e)	Square	1/31/2024	$82,446	$77,066	$77,752
7340584, 5.18%, 6/20/2025 (e)	Square	12/22/2023	82,801	76,821	77,702
7406389, 4.66%, 7/12/2025 (e)	Square	1/17/2024	81,706	76,374	77,270
7516604, 5.76%, 8/21/2025 (e)	Square	2/23/2024	80,901	74,472	76,204
7563557, 4.92%, 9/05/2025 (e)	Square	3/07/2024	81,516	75,895	76,037
7360038, 5.18%, 6/27/2025 (e)	Square	12/29/2023	79,537	73,814	75,583
7284421, 4.65%, 6/05/2025 (e)	Square	12/07/2023	80,826	75,552	75,377
7626706, 4.64%, 9/26/2025 (e)	Square	3/28/2024	80,421	75,173	75,199
7616412, 5.17%, 9/21/2025 (e)	Square	3/25/2024	80,877	75,037	75,066
7583315, 5.17%, 9/11/2025 (e)	Square	3/13/2024	80,798	74,964	75,042
7612213, 4.92%, 9/20/2025 (e)	Square	3/22/2024	79,650	74,159	74,214
7481886, 5.19%, 8/09/2025 (e)	Square	2/13/2024	78,153	72,510	73,680
7632439, 4.92%, 9/27/2025 (e)	Square	3/29/2024	79,044	73,594	73,607
7220560, 5.19%, 5/14/2025 (e)	Square	11/16/2023	80,099	74,315	73,440
7524654, 5.76%, 8/22/2025 (e)	Square	2/26/2024	78,339	72,114	73,153
7617826, 5.55%, 9/21/2025 (e)	Square	3/25/2024	79,094	72,999	73,035
7598965, 4.64%, 9/15/2025 (e)	Square	3/19/2024	77,907	72,823	72,924
7529748, 5.19%, 8/24/2025 (e)	Square	2/28/2024	77,470	71,876	72,826
7582926, 4.64%, 9/11/2025 (e)	Square	3/13/2024	76,897	71,879	72,034
Other Small Business Loans, 5.30%, 10/4/2019 - 9/27/2025 (c)(d)(f)	Funding Circle, Square		174,179,465	161,867,443	139,351,771
Total Small Business Loans				165,525,038	143,027,862
TOTAL LOANS				2,563,613,518	2,192,932,622

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Condensed Schedule of Investments (Unaudited) (continued)
March 31, 2024

	Original Acquisition Date	Shares	Cost	Fair Value
INVESTMENTS IN SECURITIES – 0.14%
ASSET-BACKED SECURITIES – 0.14% (g)
United States – 0.14%
MFT 2021-1A CERT 06/16/2031 (h)	5/05/2021	18,703	$351,673	$356,542
PMIT 2019-2A CERT 09/15/2025 (h)	5/23/2019	42,020	537,366	117,436
PMIT 2019-4A CERT 02/17/2026 (h)	11/06/2019	37,030	346,724	287,567
UPST 2022-2 CERT 05/20/2032 (h)	6/03/2022	18,488	11,172,630	286,492
UPST 2021-4 CERT 09/20/2031 (h)	9/24/2021	12,794	6,842,493	1,292,920
TOTAL ASSET-BACKED SECURITIES			19,250,886	2,340,957
TOTAL INVESTMENTS IN SECURITIES			19,250,886	2,340,957
TOTAL INVESTMENTS – 131.54%			2,582,864,404	2,195,273,579
LIABILITIES IN EXCESS OF OTHER ASSETS – (31.54)%				(526,326,188)
TOTAL NET ASSETS – 100.00%				$1,668,947,391

Percentages are stated as a percent of net assets.

(a)  Investments in Loans are fair valued by the Adviser pursuant to the Fund's valuation policies and procedures, which have been adopted by the Board. Fair value is determined using significant unobservable inputs.

(b)  Consumer loans may include student loans, loans pledged as collateral for Trust's lines of credit, and variable interest rate loans.

(c)  Category contains non-income producing securities.

(d)  Rate presented is a weighted average interest rate for loans in this category.

(e)  Rate shown is based on an 18-month maturity date.

(f)  Small business loans may include: rates based on an 18-month maturity date.

(g)  Investments in asset backed securities are fair valued by the Adviser pursuant to the Fund's valuation policies and procedures, which have been adopted by the Board. Fair value is determined using significant unobservable inputs.

(h)  Represents equity tranche.

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited)
March 31, 2024

1.  Organization

AIP Alternative Lending Fund A (the "Fund") was organized under the laws of the State of Delaware as a statutory trust on June 14, 2017. The Fund commenced operations on October 1, 2018 and operates pursuant to an Agreement and Declaration of Trust (the "Trust Deed"). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company. The Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as such requirements are described in Note 2. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a "Master" fund in a "Master-Feeder" structure whereby the feeder funds invest substantially all of their assets in the Fund. AIP Alternative Lending Fund P ("ALF P"), Riverview Alternative Lending Fund (Cayman) L.P. ("ALF C"), JSS Alternative Investments FCP (RAIF) ("JSS ALF"), and several Japanese Alternative Lending Funds ("Japanese ITMs") (collectively "Feeder Funds") are feeder funds to the Fund. ALF P is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, diversified management investment company (notwithstanding its compliance with Subchapter M diversification requirements). ALF C is a Cayman Islands exempted limited partnership. JSS ALF is a reserved alternative investment fund in the form of an open-ended common investment fund under Luxembourg law. The Japanese ITMs are structured as Japanese unit type investment trust management funds.

As of March 31, 2024, ALF P, ALF C, JSS ALF, and Japanese ITMs represented 36.03%, 32.00%, 12.34%, and 2.83% of the Fund's net assets, respectively.

The Fund's investment objective is to seek to provide total return with an emphasis on current income. The Fund seeks to achieve its investment objective by investing, primarily through the Trusts (as defined below), in alternative lending securities that generate interest or other income streams that the Adviser (as defined below) believes offer access to credit risk premium. Alternative lending securities include loans originated through non-traditional, or alternative, lending platforms ("Platforms") ("Loans") or securities that provide the Fund with exposure to such instruments ("Securities"), collectively referred to as "Investments". Investments also may include both rated senior classes of asset-backed securities as well as unrated subordinated interests in pools of alternative lending loans or securitizations and publicly or privately offered equity or debt securities, including warrants of Platforms or companies that own or operate Platforms. In addition, the Fund may also invest in equity or debt securities issued by real estate investment trusts ("REITs"), pooled investment vehicles that invest in REITs, or through real estate mortgage investment conduits ("REMICs"). REITs and REMICs are pooled real estate investment vehicles that own, and typically operate, certain qualified real estate and real estate-related assets.

The Fund invests in Loans through MPLI Capital Holdings, MPLI Capital Holdings II, MPLI Capital Holdings III and MPLI Capital Holdings IV (the "Trusts"), all of which are wholly-owned subsidiary trusts of the Fund. MPLI Capital Holdings was organized under the laws of the State of Delaware as a statutory trust on May 10, 2018. MPLI Capital Holdings II was organized under the laws of the State of Delaware as a statutory trust on November 5, 2021. MPLI Capital Holdings III was organized under the laws of the State of

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

1.  Organization (continued)

Delaware as a statutory trust on August 23, 2022. MPLI Capital Holdings IV was organized under the laws of the State of Delaware as a statutory trust on August 23, 2022. Wilmington Savings Fund Society, FSB, serves as the trustee of the Trusts. The Trusts operate pursuant to separate trust agreements in order to achieve the Fund's investment objective, as previously described.

Morgan Stanley AIP GP LP (the "Adviser") serves as the Fund's investment adviser. The Adviser is a limited partnership formed under the laws of the State of Delaware and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an affiliate of Morgan Stanley and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund's Board of Trustees (each member a "Trustee" and, collectively, the "Board").

The Board has overall responsibility for monitoring and overseeing the Adviser's implementation of the Fund's operations and investment program. A majority of the Trustees are not "interested persons" (as defined by the 1940 Act) of the Fund or the Adviser.

2.  Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). Such policies are consistently followed by the Fund in preparation of its consolidated financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies," for the purpose of financial reporting. The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund's consolidated financial statements are stated in United States dollars.

The Fund consolidates the Trusts and has included all of the assets and liabilities and revenues and expenses of the Trusts in the accompanying consolidated financial statements. Intercompany balances have been eliminated through consolidation, as applicable. The accompanying consolidated financial statements of the Fund include the accounts of the Fund and of the Trusts for the period ended March 31, 2024.

Investment in the Fund

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the "Distributor") up to 3,500,000 shares of beneficial interest ("Shares"). The initial closing date ("Initial Closing Date") for the public offering of Shares was October 1, 2018. Shares were offered during an initial public offering period which ended on the Initial Closing Date at an initial offering price of $1,000 per Share and have been offered in a continuous offering thereafter at the Fund's then current net asset value per Share. Investors purchasing Shares in the Fund ("Shareholders") will not be charged a sales load. Shares may be purchased as of the first business day of each month from the Distributor or through a registered investment adviser ("RIA") that has

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Investment in the Fund (continued)

entered into an arrangement with the Distributor for such RIA to offer Shares in conjunction with a "wrap" fee, asset allocation or other managed asset program sponsored by RIA. The Distributor is an affiliate of the Adviser. Shares are to be sold only to investors that represent that they are "accredited investors" within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The minimum initial investment in the Fund by any investor is $25,000, and the minimum additional investment in the Fund by any investor is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Any such RIA may impose additional eligibility requirements on investors who purchase Shares through such RIA.

No Shareholder has the right to require the Fund to redeem their Shares. The Fund may, from time to time, offer to repurchase Shares pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply to up to approximately 5% to 25% of the net assets of the Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offers to repurchase Shares from Shareholders quarterly, with such repurchases to occur as of each March 31, June 30, September 30 and December 31. Each repurchase offer will generally commence approximately 90 days prior to the applicable repurchase date.

The Fund has no obligation to repurchase Shares at any time; however, in the event that it does repurchase Shares, there is no guarantee that the Fund will offer to repurchase Shares in an amount exceeding 5% of its net assets.

If a repurchase offer is oversubscribed by Shareholders who tender Shares, the Fund may repurchase a pro rata portion of the Shares tendered by each Shareholder, extend the repurchase offer, or take any other action with respect to the repurchase offer permitted by applicable law. Accordingly, Shareholders who tender shares may not have the total amount of those Shares repurchased by the Fund in a given period or over multiple periods. The Fund also has the right to repurchase all of a Shareholder's Shares at any time if, for any reason, the aggregate value of such Shareholder's Shares is, at the time of such compulsory repurchase, less than the minimum initial investment applicable for the Fund. In addition, the Fund has the right to repurchase Shares of Shareholders if the Fund determines that the repurchase is in the best interest of the Fund or upon the occurrence of certain events specified in the Fund's Agreement and Declaration of Trust.

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Portfolio Valuation (continued)

As of March 31, 2024, approximately 99.9% of the Fund's portfolio was comprised of investments in Loans. The remainder of the portfolio was invested in Securities.

The Fund uses a third-party valuation agent for purposes of providing an estimate of the fair valuation of the Investments, which is one factor that the Adviser considers in making a determination with respect to the fair value of the Investments. Among other factors that may be considered are significant events, the performance of similar loans originated by the Platforms, and the results of the Adviser's due diligence and valuation control procedures. The valuations received from the independent valuation agent rely on portfolio holdings and related data provided by the Fund, or its authorized third parties, and public, financial, and industry source information without independent verification. The Adviser is ultimately responsible for making fair value determinations subject to the oversight of the Board and pursuant to the Fund's fair valuation procedures.

The fair values of investments in Loans are based on a discounted cash flow model, which takes into account individual loan characteristics, such as coupon, tenor, platform credit grade and current delinquency status, that are provided by the applicable Platform. The fair values of investments in asset-backed securities aredetermined by the forecasted performance of the underlying loans in the pool, which takes into account the realized historical loss and prepayment performance of the pool. The priority of the securitization class and the claim on cash flows in the transaction are also taken into account. The fair values of investments in common stock and preferred equities for which market prices are not readily available, such as investments in privately held companies, may be determined using market-based approaches, including precedent transactions, public market comparables, book values or other relevant metrics, or using income-based approaches, including discounted anticipated future cash flows of the company.

Pursuant to Rule 2a-5 of the Act, the Board had designated the Adviser as its valuation designee. The valuation designee had responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Board. The Adviser has established the Hedge Fund Solutions Valuation Committee (the "Valuation Committee"), which is responsible for determining and implementing the Fund's valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley's financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups and meets at least monthly to analyze the fair value of the Investments. Members of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and observations regarding the portfolio. In addition, the portfolio management team reviews the valuation agent's monthly valuation report, including the valuation methodologies, inputs and assumptions used to determine the Investment values, and makes a recommendation to the Valuation Committee regarding the values of the Investments. After consideration of the portfolio management's team recommendation and valuation agent's report, the Valuation Committee determines, in good faith, the fair value of the Investments. Because of the inherent uncertainty of valuation, the fair value of the Fund's Investments may differ significantly from the values that would have been used had a readily available market for the Investments held by the Fund been available.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Loan Platforms

The Investment Adviser, as part of its portfolio construction process, performs diligence on the Platforms from which the Fund purchases alternative lending securities in order to evaluate both the process by which each Platform extends loans to borrowers and provides related services and the characteristics of the overall portfolio of loans made available through that Platform. As part of its diligence process, the Investment Adviser monitors on an ongoing basis the underwriting quality of each Platform through which it invests in alternative lending securities, including an analysis of the historical and ongoing "loan tapes" that often include loan underwriting data and actual payment experience for all individual loans originated by the Platform that are comparable to the loans purchased, or to be purchased, by the Fund. In addition, the Investment Adviser conducts periodic meetings with the Platforms for purposes of assessing and evaluating the underwriting quality at each Platform for each loan type. Although the Fund conducts diligence on the Platforms, the Fund generally does not have the ability to independently verify the information provided by the Platforms respecting individual loans and other alternative lending securities, other than certain payment information regarding such instruments owned by the Fund, which the Fund evaluates as payments are received. The Fund monitors the characteristics of the alternative lending securities it purchases on an ongoing basis. Once the Fund acquires a loan from a Platform, the Platform provides the Fund with certain information to enable the Investment Adviser to monitor the performance of the Fund's overall portfolio and to determine whether such loans comply with the Fund's investment criteria. The Fund also periodically reviews certain aspects of the Platforms' credit models and monitor the Platforms with a view toward ensuring that sound underwriting standards are maintained over time.

The Fund may sell certain of its investments in Loans directly or indirectly into special purpose vehicles that issue asset-backed securities, which are secured by a pool of underlying loans originated by an alternative lending platform (which practice is known as a securitization). The Platform continues to service the underlying loans, which may include collection of payments, pursuit of delinquent borrowers, and general interaction with borrowers. The Fund may hold residual equity classes of the asset-backed securities, which could be adversely affected by the deterioration in the credit performance of the loan pool. Distribution payments from the asset-backed securities are based on cash collections from the underlying loans.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. Investments in money markets are valued at fair value using the net asset value as the price and are categorized as Level 1 securities as described in Note 3. As of March 31, 2024, cash equivalents and restricted cash included investments in money market funds valued at $161,760,634. Restricted cash represents temporary restrictions on cash received from borrower repayments of Loans that are pledged as collateral for the Fund's revolving lines of credit. Deposits for issuing loans represents the cash that is earmarked for loan purchases. The Fund may maintain cash held on deposit at one or more financial institutions. The Fund is subject to credit risk should a financial institution be unable to fulfill its obligations.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. Interest income is net of amortization of premiums from Loan purchases, if any. The Fund will stop accruing interest based on the length of time a Loan has been delinquent and will write-off the accrued interest for such Loan that is no longer deemed collectible. Interest income from investments in asset-backed securities is recognized based on the estimated effective yield utilizing expected cash flows. Other income includes incentive income received from certain Loan Platforms based on the volume of Loans purchased, as well as late fees earned on investments in Loans. The changes in fair value of the investments are included in net change in unrealized appreciation/depreciation on investments in the Consolidated Statement of Operations. Realized gain (loss) from investments is calculated using specific identification. From time to time, certain Platforms on behalf of the Trusts may sell delinquent Loans to buyers on the secondary market. In addition, groups of Loans from certain Platforms may be sold in securitization transactions. Realized gains or losses from the sales of delinquent Loans on the secondary market and from securitization transactions are included in the net realized gain (loss) from investments in Loans in the Consolidated Statement of Operations. In accordance with its policies and procedures, the Fund will generally write down the fair value of a Loan if (i) the Platform indicates that a borrower is deceased or has declared bankruptcy, (ii) the Platform charges off the Loan, or (iii) the Adviser has determined that the recoverable value of such Loan has been impaired. The Fund will also consider various facts and circumstances provided by the Platforms for delinquent Loans to determine if a write-off of the outstanding principal balance is required. Write-offs of outstanding principal balances are included in net realized gain (loss) from investments in Loans in the Consolidated Statement of Operations.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net realized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements as of March 31, 2024. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Consolidated Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction. Each of the four open tax years through the year ended September 30, 2023 remains subject to examination by major taxing authorities.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Income Taxes (continued)

As of March 31, 2024, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$2,211,704,421
Gross tax unrealized appreciation	$4,869
Gross tax unrealized depreciation	(16,435,711)
Net tax unrealized appreciation/depreciation on investments	$(16,430,842)

The difference between book-basis unrealized appreciation/depreciation (as shown in the Consolidated Statements of Assets and Liabilities) and tax basis unrealized appreciation/depreciation (as shown above) is primarily attributable to mark-to- market ordinary gains (losses) under Internal Revenue Code Section 475.

The tax character of distributions paid may differ from the character of distributions shown in the Consolidated Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during the year ended September 30, 2023 was as follows:

September 30, 2023
Distributions paid from:
Net Investment Income	$—
Capital Gains	—
In excess of Distributable Earnings	155,605,843
$155,605,843

The amount and character of income and gains due to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets as of March 31, 2024.

Distribution of Income and Gains

The Fund declares and pays distributions of all or a portion of its net investment income on a quarterly basis. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Distribution of Income and Gains (continued)

The Fund intends to be treated as a dealer in securities within the meaning of Section 475 of the Code and anticipates marking to market all eligible Investments it holds at the close of each taxable year. Any gain or loss deemed realized under the mark to market rules will likely be ordinary.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests in Investments that are treated as indebtedness for U.S. tax purposes. As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the "DRIP"), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends, and capital gains distributions automatically reinvested in additional Shares, unless such Shareholder specifically elects to receive all income, dividends, and capital gain distributions in cash.

3.  Fair Value of Investments

The fair value of the Fund's assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund's investments.

The inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not considered active; observable inputs other than observable quoted prices for the asset or liability; or inputs derived principally from or corroborated by observable market data

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) that reflect the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, developed based on the best information available in the circumstances

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

3.  Fair Value of Investments (continued)

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's Investments carried at fair value:

	Valuation Inputs
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Loans
Consumer Loans	$—	$—	$2,049,904,760	$2,049,904,760
Small Business Loans	—	—	143,027,862	143,027,862
Securities
Asset-Backed Securities	—	—	2,340,957	2,340,957
Total	$—	$—	$2,195,273,579	$2,195,273,579

The following is a reconciliation of Level 3 investments for the period from October 1, 2023 to March 31, 2024:

	Consumer Loans	Small Business Loans	Asset-Backed Securities
Beginning Balance – September 30, 2023	$2,438,743,887	$131,244,412	$6,455,877
Acquisitions	310,432,783	177,359,084	—
Sales/Paydowns	(520,796,400)	(161,810,706)	(998,430)
Realized gains (losses), net	(215,031,106)	(708,024)	—
Change in unrealized appreciation/depreciation	36,572,696	(3,056,945)	(3,116,490)
(Amortization of premium) accretion of discount	(17,100)	41	—
Ending Balance – March 31, 2024	$2,049,904,760	$143,027,862	$2,340,957
Change in unrealized appreciation/ depreciation on investments still held as of March 31, 2024	$16,849,143	$1,934,945	$(32,713)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of March 31, 2024:

Type of Investment	Fair Value as of March 31, 2024	Valuation Techniques	Unobservable Inputs	Amount/ Range	Weighted Average
Consumer Loans	$2,049,904,760	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Cumulative Loss, Divided by Original Balance	2.80-15.11% 0.04%-81.19%	9.93% 22.22%
Small Business Loans	143,027,862	Discounted Cash Flow	Loss-Adjusted Discount Rate Projected Cumulative Loss, Divided by Original Balance	8.29%-15.14% 2.98-82.01%	11.82% 9.13%
Asset-Backed Securities	2,340,957	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Cumulative Loss, Divided by Original Balance	12.00%-25.00% 16.13%-40.67%	20.92% 19.56%
Total	$2,195,273,579

For period from October 1, 2023 to March 31, 2024, aggregated purchases and proceeds from the sales of Loans were $487,791,867 and $33,432,940, respectively.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

4.  Subscriptions Received in Advance

Subscriptions received in advance represents cash proceeds received by the Fund prior to year-end related to Shareholder subscriptions to be made effective April 1, 2024. As March 31, 2024, the Fund had no subscriptions received in advance.

5.  Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, as well as certain ongoing costs associated with the Fund's continuous offering. In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly management fee of 0.0625% (0.75% on an annualized basis) of the Fund's Managed Assets (as defined below) (the "Management Fee"). The Management Fee is computed based on the value of the Managed Assets of the Fund as of the close of business on the last business day of each month (including any assets in respect of Shares that will be repurchased by the Fund as of the end of the month). "Managed Assets" means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes).

The Adviser has agreed, during the term of the investment advisory agreement, to waive fees and/or reimburse the Fund to the extent that the ordinary operating expenses incurred by the Fund in any calendar year exceed 2.00% of the Fund's average annual Managed Assets, calculated as of the end of each calendar month. Ordinary operating expenses exclude platform fees, borrowing costs, certain investment related expenses, and extraordinary expenses. For the period from October 1, 2023 to March 31, 2024, the Adviser did not reimburse the Fund as the ordinary operating expenses were below 2.00% of the Fund's average annual Managed Assets.

The Fund has a deferred compensation plan (the "DC Plan") that allows each Trustee of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible Trustee of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. As of March 31, 2024, the Fund's proportionate share of assets attributable to the DC Plan was $34,429, which is included in the Consolidated Statement of Assets and Liabilities under other assets and the deferred compensation obligation under accrued expenses and other liabilities.

U.S. Bancorp Fund Services, LLC ("USBFS") provides accounting and administrative services to the Fund. Under an administrative services agreement, USBFS is paid an administrative fee, computed and payable monthly at an annual rate based on the aggregate monthly total assets of the Fund.

U.S. Bank National Association ("USB N.A.") serves as the custodian to the Fund. Under a custody services agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held by the Fund.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

5.  Management Fee, Related Party Transactions and Other (continued)

Inspira Financial ("Inspira") (formerly known as Millennium Trust Company, LLC) serves as the custodian to the Trusts. Under separate custody service agreements, Inspira is paid a custodial fee, computed and payable quarterly at an annual rate based on the aggregate total assets of the Trusts.

UMB Fund Services, Inc. serves as the Fund's transfer agent. Transfer agent fees are payable monthly based on an annual base fee, annual per Shareholder account charges, and out-of-pocket expenses incurred by the transfer agent on the Fund's behalf.

6.  Lines of Credit

The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks and/or other financial institutions (each a "Facility" and collectively, the "Facilities"). The Fund or the Trusts may incur leverage to the extent permitted by the 1940 Act. Each Facility is secured by Loans of certain Platforms owned by the specific Trust.

Effective April 8, 2022, the Fund, through MPLI Capital Holdings II, entered into a loan and security agreement, which may be amended from time to time, with a third-party bank for a committed Facility. The Maximum availability under the Facility was $300,000,000. Effective August 18, 2023, the Facility was amended and the maximum availability was decreased to $200,000,000. Effective November 29, 2023, the Facility was amended and terms extended. Under the terms of the facility, borrowings are repayable no later than April 7, 2027.

Effective November 8, 2022, the Fund, through MPLI Capital Holdings III, entered into a loan and security agreement, which may be amended from time to time, with a third-party bank for an uncommitted Facility with a maximum availability of $500,000,000. Effective November 15, 2023, the Facility was amended and terms extended. Under the terms of the facility, borrowings are repayable no later than November 13, 2026.

Effective December 16, 2022, the Fund, through MPLI Capital Holdings IV, entered into a warehouse credit agreement, which may be amended from time to time, with a third-party bank for a committed Facility with a maximum availability of $500,000,000. Effective March 12, 2024, the Facility was amended and the maximum availability was decreased to $350,000,000. Under the terms of the Facility, borrowings are repayable no later than December 16, 2026.

As of March 31, 2024, the Fund had $635,00,000 of aggregate borrowings outstanding against the Facilities. For the period from October 1, 2023 to March 31, 2024, the Fund incurred interest expense of $26,053,024 in connection with the Facilities. Detailed below is summary information concerning the borrowings:

# of Days Outstanding	Average Daily Balance	Annualized Weighted Average Rate
183	$702,213,115	7.40%

As of March 31, 2024, the Fund was in compliance with the covenants as detailed in each Facility's agreements.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

7.  Market Risk

The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions.

8.  Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

9.  Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders.

	For a share outstanding throughout the:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019
Net asset value, beginning of period	$956.13		$1,033.91		$1,103.69		$1,017.60		$1,019.69		$1,000.00
From investment operations:
Net investment income (loss) (a)	95.64		204.39		164.77		151.04		199.64		186.66
Net realized and unrealized gain (loss) from investments	(93.24)		(211.92)		(155.32)		173.48		(138.28)		(94.01)
Net increase (decrease) resulting from investment operations	2.40		(7.53)		9.45		324.52		61.36		92.65
Distributions to shareholders from:
Net investment income	(33.09)		—		(15.34)		(153.43)		(55.91)		(72.96)
Realized gains	—		—		—		(85.00)		—		—
Return of capital	—		(70.25)		(63.89)		—		(7.54)		—
Total distributions to shareholders	(33.09)		(70.25)		(79.23)		(238.43)		(63.45)		(72.96)
Net asset value, end of period	$925.44		$956.13		$1,033.91		$1,103.69		$1,017.60		$1,019.69
Total return (b)	0.27%		(0.76%)		0.80%		33.97%		6.29%		9.59%
Ratios to average net assets (annualized for periods less than one year):
Total expenses before expense waivers and reimbursements	6.03%		5.34%		2.26%		2.18%		3.86%		4.12%
Total expenses after expense waivers and reimbursements	6.03%		5.34%		2.26%		2.18%		3.86%		3.18%
Net investment income (loss)	20.35	% (d)	20.49	% (d)	15.26	% (d)	13.19	% (d)	19.76	% (d)	18.38%
Portfolio turnover (not annualized for periods less than one year)	1.40%		2.26%		10.80%		60.96%		33.85%		26.54%
Senior security, end of period (000s)	$635,000		$735,000		$500,500		$—		$225,000		$190,000
Asset coverage per $1,000 of senior security principal amount (c)	$3,628		$3,626		$5,877		$—		$3,823		$3,364
Net assets, end of period (000s)	$1,668,947		$1,930,098		$2,440,813		$1,902,659		$635,078		$449,087

(a)  Calculated based on average shares outstanding during the period.

(b)  Total return assumes a subscription of a share in the Fund at the beginning of the period indicated, reinvestment of all distributions during the period, and a sale of shares on the last day of the period. Not annualized for periods less than one year.

(c)  Represents asset coverage per $1,000 of indebtedness calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, then the result divided by the aggregate amount of the Fund's senior securities representing indebtedness, and multiplying the result by 1,000.

(d)  The Fund's ratio of net investment income (loss) includes incentive fee income. Excluding this item, the ratio of net investment income (loss) would be 19.36% for the six months ended March 31, 2024, and 19.32%, 14.84%, 13.08%, and 19.08% for the years ended September 30. 2023, September 30, 2022, September 30, 2021, and September 30, 2020, respectively.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder's return and ratios may vary from these returns and ratios due to the timing of share transactions.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

10.  Subsequent Events

Unless otherwise stated throughout the Notes to the Consolidated Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the consolidated financial statements through the date the consolidated financial statements were available to be issued.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund's first and third fiscal quarters on Form N-PORT. The Fund's Forms N-PORT are available on the Securities and Exchange Commission's website at http://www.sec.gov and Morgan Stanley's public website, www.morganstanley.com/im/shareholderreports. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A

100 Front Street, Suite 400
West Conshohocken, PA 19428

Trustees

W. Allen Reed, Chairperson of the Board and Trustee
Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manual H. Johnson
Michael F. Klein
Patricia A. Maleski

Officers

John H. Gernon, President and Principal Executive Officer
Christopher Auffenberg, Vice President
Michael J. Key, Vice President
Deidre Downes, Chief Compliance Officer
Francis J. Smith, Treasurer and Principal Financial Officer
Mary E. Mullin, Secretary and Chief Legal Officer

Investment Adviser

Morgan Stanley AIP GP LP
100 Front Street, Suite 400
West Conshohocken, PA 19428

Administrator, Fund Accounting Agent, and Escrow Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodians

U.S. Bank National Association
1555 North Rivercenter Drive, MK-WI-S302
Milwaukee, WI 53212

Inspira Financial

2001 Spring Road, Suite 700
Oak Brook, IL 60523

Transfer Agent

UMB Fund Services, Inc.
235 W Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
Suite 700
2005 Market Street
Philadelphia, PA 19103

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Morgan, Lewis and Bockius LLP
One State Street
Hartford, CT 06103

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a)	Schedule of Investments. Refer to Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)

(1)	The Code of Ethics for Principal Executive and Senior Financial Officers. Not applicable to a semi-annual report.

(2)	Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP ALTERNATIVE LENDING FUND P

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: President
Date: June 5, 2024

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: Principal Executive Officer
Date: June 5, 2024

By:	/s/ Francis J. Smith
Name: Francis J. Smith
Title: Principal Financial Officer
Date: June 5, 2024